Income taxes - Changes in deferred tax assets and liabilities and net amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability beginning balance	$ 6,108	$ 5,485	$ 3,179
Charged/(credited) to the Consolidated statement of income	(5)	2,169	1,831
Charged/(credited) to Other comprehensive income	29	239	(66)
Acquisitions and disposals1)	1,868	(423)	981
Foreign currency translation effects and other effects	1,471	(1,362)	(440)
Net deferred tax liability ending balance	9,471	6,108	5,485
Net deferred tax assets and liabilities
Deferred tax assets	5,053	4,900	7,936
Deferred tax liabilities	14,524	12,726	$ 13,345
Net deferred tax classified as held for sale	$ 0	$ 1,717